Loan Payable (Details) (USD $)	9 Months Ended		12 Months Ended			50 Months Ended	59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011	Jun. 30, 2012
Loan Payable (Textual)
Proceeds from loan payable		$ 11,856			$ 325,750	$ 325,750	$ 325,750
Repayments of loan payable		285,750	285,750		40,000	325,750	325,750
In-kind contribution of interest		12,824	12,824	25,506		54,448	54,448
Interest paid	60	1,750	1,750			1,750	1,810
Loans payable, outstanding			$ 0	$ 285,750		$ 0